N-6	Jun. 27, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Jun. 27, 2024
Amendment Flag	false
Nationwide Advisory VUL | NewYorkLifeInvestmentsVPFundsTrustNYLIVPMacKayConvertiblePortfolioService2ClassMember
Prospectus:
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class